Putnam Short Duration Income Fund
The fund's portfolio
4/30/20 (Unaudited)

CORPORATE BONDS AND NOTES (64.4%)(a)
	Principal amount	Value
Banking (34.2%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 2.208%, 8/27/21 (Netherlands)	$77,000,000	$76,583,271
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 1.545%, 1/19/21 (Netherlands)	46,350,000	46,256,303
ABN AMRO Bank NV 144A sr. unsec. notes 2.65%, 1/19/21 (Netherlands)	7,000,000	7,063,560
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%), 2.553%, 11/23/21 (Australia)	3,000,000	3,000,590
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.186%, 11/21/22 (Australia)	24,180,000	23,829,618
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.054%, 11/9/20 (Australia)	24,900,000	24,858,605
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.193%, 8/19/20 (Australia)	28,950,000	28,952,678
Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 2.152%, 5/17/21 (Australia)	14,625,000	14,556,649
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 3.00%, 10/20/20 (Spain)	51,668,000	51,872,671
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.56%), 2.871%, 4/11/22 (Spain)	4,720,000	4,684,386
Bank of America Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 2.083%, 10/1/21	22,570,000	22,462,246
Bank of America Corp. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.38%), 1.423%, 1/23/22	39,485,000	38,736,248
Bank of America Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 2.02%, 4/24/23	36,430,000	36,106,276
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.42%), 2.555%, 4/19/21	28,683,000	28,835,307
Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.66%), 1.769%, 7/21/21	55,803,000	55,635,993
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 1.866%, 6/25/22	29,807,000	29,430,680
Bank of Montreal sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 1.498%, 1/22/21 (Canada)	28,000,000	27,910,056
Bank of Montreal sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.46%), 1.771%, 4/13/21 (Canada)	11,600,000	11,571,967
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 2.428%, 8/27/21 (Canada)	7,500,000	7,504,942
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 1.802%, 3/26/22 (Canada)	57,966,000	57,387,963
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 1.296%, 9/10/21 (Canada)	30,000,000	29,764,550
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.68%), 0.834%, 3/10/23 (Canada)	24,944,000	23,924,688
Bank of New York Mellon (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.28%), 1.534%, 6/4/21	52,000,000	51,715,019
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.95%, 8/23/22	20,600,000	20,969,960
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.87%), 2.562%, 8/17/20	22,600,000	22,623,158
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 2.75%, 10/15/20 (France)	6,200,000	6,248,426
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 1.625%, 7/20/20 (France)	73,900,000	73,958,849
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	23,770,000	23,815,092
Barclays Bank PLC sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.65%), 2.392%, 8/7/20 (United Kingdom)	25,500,000	25,459,922
Barclays Bank PLC unsec. sub. notes 5.14%, 10/14/20 (United Kingdom)	13,000,000	13,157,823
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.11%), 3.844%, 8/10/21 (United Kingdom)	12,136,000	12,151,170
Barclays PLC sr. unsec. unsub. notes 3.25%, 1/12/21 (United Kingdom)	38,959,000	39,239,115
Barclays PLC sr. unsec. unsub. notes 3.20%, 8/10/21 (United Kingdom)	30,835,000	31,163,022
BNP Paribas SA sr. unsec. notes 2.375%, 5/21/20 (France)	36,820,000	36,848,830
BNP Paribas SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.132%, 8/7/21 (France)	7,526,000	7,431,035
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.30%), 1.611%, 1/14/22 (France)	47,000,000	45,938,429
BPCE SA 144A sr. unsec. FRN (Secured Overnight Funding Rate + 0.44%), 0.897%, 2/17/22 (France)	46,500,000	45,429,177
BPCE SA 144A sr. unsec. notes 3.145%, 7/31/20 (France)	33,000,000	33,154,163
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 1.461%, 6/16/22 (Canada)	6,300,000	6,268,494
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 0.871%, 2/2/21 (Canada)	27,300,000	27,234,793
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (Secured Overnight Funding Rate + 0.80%), 0.837%, 3/17/23 (Canada)	17,900,000	17,116,875
Capital One Bank USA NA sr. unsec. FRN 2.014%, 1/27/23	15,000,000	14,843,810
Citibank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.60%), 2.295%, 5/20/22	23,000,000	22,815,310
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.31%), 2.301%, 10/26/20	18,205,000	18,267,515
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.38%), 2.755%, 3/30/21	60,863,000	61,190,502
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.07%), 2.069%, 12/8/21	32,745,000	32,719,867
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.951%, 4/25/22	28,085,000	27,870,150
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.19%), 1.746%, 8/2/21	28,093,000	28,159,833
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 2.457%, 5/26/22	9,960,000	9,792,497
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.72%), 2.424%, 2/14/22	43,000,000	42,403,664
Citizens Bank NA sr. unsec. notes Ser. BKNT, 2.20%, 5/26/20	7,610,000	7,613,260
Citizens Bank NA/Providence RI sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.57%), 2.217%, 5/26/20	49,176,000	49,195,579
Comerica Bank sr. unsec. notes Ser. BKNT, 2.50%, 6/2/20	7,100,000	7,107,669
Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 1.289%, 9/18/20 (Australia)	19,600,000	19,587,235
Compass Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.73%), 1.498%, 6/11/21	42,600,000	42,014,141
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.83%), 2.141%, 1/10/22 (Netherlands)	29,100,000	28,965,759
Cooperative Rabobank UA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 1.421%, 4/26/21 (Netherlands)	25,370,000	25,373,051
Credit Agricole Corporate & Investment Bank SA company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.63%), 2.062%, 10/3/21 (France)	15,345,000	15,179,532
Credit Agricole Corporate & Investment Bank SA 144A company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 0.956%, 5/3/21 (France)	47,000,000	46,603,879
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.18%), 2.613%, 7/1/21 (United Kingdom)	51,180,000	51,190,423
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 1.866%, 6/10/20 (United Kingdom)	26,005,000	26,032,461
Credit Suisse AG/New York, NY sr. unsec. FRN (Secured Overnight Funding Rate + 0.45%), 0.46%, 2/4/22	51,815,000	50,386,293
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 3.425%, 4/16/21 (United Kingdom)	69,194,000	69,866,333
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.125%, 12/10/20 (United Kingdom)	26,134,000	26,322,520
Credit Suisse Group Funding Guernsey, Ltd. 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 3.425%, 4/16/21 (United Kingdom)	1,750,000	1,745,914
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.07%), 2.65%, 6/2/21 (Norway)	7,000,000	7,002,731
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.62%), 2.20%, 12/2/22 (Norway)	46,725,000	45,929,301
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.37%), 1.821%, 10/2/20 (Norway)	53,005,000	53,036,663
DNB Boligkreditt AS 144A sr. notes 2.00%, 5/28/20 (Norway)	15,190,000	15,205,312
Fifth Third Bancorp sr. unsec. notes 1.625%, 5/5/23	18,500,000	18,488,160
Fifth Third Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 1.431%, 7/26/21	24,800,000	24,615,618
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.25%), 1.01%, 10/30/20	31,105,000	31,006,397
Fifth Third Bank/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.80%, 1/30/23	16,220,000	16,358,043
Goldman Sachs Bank USA/New York, NY sr. unsec. FRN (Secured Overnight Funding Rate + 0.60%), 0.997%, 5/24/21	22,685,000	22,516,561
HSBC Bank USA NA unsec. sub. notes Ser. BKNT, 4.875%, 8/24/20	42,050,000	42,490,674
HSBC Holdings PLC sr. unsec. FRN (BBA LIBOR USD 3 Month + 2.24%), 3.239%, 3/8/21 (United Kingdom)	47,839,000	48,186,145
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.66%), 3.339%, 5/25/21 (United Kingdom)	34,629,000	34,745,583
HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.60%), 2.292%, 5/18/21 (United Kingdom)	11,275,000	11,274,272
Huntington Bancshares, Inc. sr. unsec. sub. notes 7.00%, 12/15/20	19,387,000	19,872,792
Huntington National Bank (The) sr. unsec. notes Ser. BKNT, 2.875%, 8/20/20	19,000,000	19,077,038
Huntington National Bank (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.291%, 2/5/21	3,870,000	3,848,012
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 2.662%, 8/17/20 (Netherlands)	11,350,000	11,365,241
ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.88%), 2.572%, 8/15/21 (Netherlands)	31,679,000	31,349,375
ING Bank NV 144A sr. unsec. notes 2.70%, 8/17/20 (Netherlands)	1,500,000	1,507,097
ING Groep NV sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.15%), 2.525%, 3/29/22 (Netherlands)	30,193,000	29,910,959
JPMorgan Chase & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 1.499%, 6/18/22	25,797,000	25,506,681
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.48%), 3.06%, 3/1/21	25,327,000	25,471,311
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.68%), 2.26%, 6/1/21	26,160,000	26,154,155
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 2.219%, 1/15/23	6,700,000	6,663,619
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.21%), 2.046%, 10/29/20	16,152,000	16,194,968
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.891%, 4/25/23	6,457,000	6,400,072
JPMorgan Chase & Co. sr. unsec. unsub. notes 4.25%, 10/15/20	28,300,000	28,709,068
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.81%), 2.493%, 11/22/21	9,905,000	9,848,840
KeyBank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 1.347%, 2/1/22	40,000,000	39,620,840
KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.90%, 9/15/20	46,466,000	46,732,667
Lloyds Bank PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.232%, 5/7/21 (United Kingdom)	65,400,000	64,936,750
Lloyds Banking Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 1.995%, 6/21/21 (United Kingdom)	38,410,000	38,145,078
Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.27%), 1.261%, 1/25/21	63,120,000	62,690,379
Manufacturers & Traders Trust Co. unsec. sub FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.64%), 2.22%, 12/1/21	13,270,000	13,100,839
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.74%), 2.32%, 3/2/23 (Japan)	6,300,000	6,132,163
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 1.641%, 7/26/21 (Japan)	45,366,000	45,136,980
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.88%), 3.46%, 3/1/21 (Japan)	4,588,000	4,610,981
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.92%), 2.599%, 2/22/22 (Japan)	23,818,000	23,628,554
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 1.833%, 9/13/21 (Japan)	53,980,000	53,897,950
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 1.781%, 7/25/22 (Japan)	4,952,000	4,856,517
Mitsubishi UFJ Trust & Banking Corp. 144A sr. unsec. unsub. notes 2.65%, 10/19/20 (Japan)	4,000,000	4,025,291
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 2.553%, 2/28/22 (Japan)	37,131,000	36,802,352
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 1.913%, 9/13/21 (Japan)	60,305,000	60,049,669
Mizuho Financial Group, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.48%), 2.791%, 4/12/21 (Japan)	14,050,000	14,111,483
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.193%, 5/22/20 (Australia)	25,700,000	25,720,135
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 1.696%, 9/20/21 (Australia)	28,200,000	28,096,788
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 1.661%, 1/12/21 (Australia)	27,900,000	27,830,250
National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.71%), 1.397%, 11/4/21 (Australia)	27,500,000	27,430,971
National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.41%), 1.183%, 12/13/22 (Australia)	36,650,000	36,042,185
National Bank of Canada company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 1.344%, 6/12/20 (Canada)	21,023,000	21,022,328
National Bank of Canada sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 0.886%, 11/2/20 (Canada)	18,700,000	18,630,174
National Bank of Canada 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 1.595%, 3/21/21 (Canada)	6,250,000	6,222,214
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 2.628%, 5/27/21 (Finland)	8,353,000	8,376,965
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.004%, 2/24/23	46,065,000	44,923,180
PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 1.429%, 12/9/22	48,700,000	47,739,196
PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.36%), 2.053%, 5/19/20	9,652,000	9,652,469
PNC Bank NA sr. unsec. notes Ser. BKNT, (BBA LIBOR USD 3 Month + 0.31%), 1.206%, 6/10/21	28,000,000	27,802,097
PNC Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.45%), 1.548%, 7/22/22	50,520,000	49,841,619
Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 1.813%, 4/1/21	35,385,000	35,112,324
Regions Bank sr. unsec. FRN Ser. BKNT, 3.374%, 8/13/21	20,343,000	20,364,974
Regions Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 2.207%, 8/13/21	76,776,000	75,849,555
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.36%), 1.495%, 1/17/23 (Canada)	32,500,000	31,717,605
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.30%), 1.398%, 7/22/20 (Canada)	17,300,000	17,277,416
Royal Bank of Canada sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 1.391%, 1/25/21 (Canada)	20,000,000	19,920,185
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.47%), 1.311%, 4/29/22 (Canada)	18,200,000	17,956,581
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.39%), 1.15%, 4/30/21 (Canada)	35,750,000	35,713,649
Royal Bank of Canada sr. unsec. unsub. notes (Secured Overnight Funding Rate + 0.40%), 1.094%, 8/5/22 (Canada)	27,800,000	27,117,951
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.47%), 3.162%, 5/15/23 (United Kingdom)	19,177,000	18,555,619
Santander UK Group Holdings PLC sr. unsec. unsub. notes 2.875%, 10/16/20 (United Kingdom)	29,800,000	29,972,246
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 2.20%, 6/1/21 (United Kingdom)	64,370,000	64,064,598
Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.30%), 2.063%, 11/3/20 (United Kingdom)	18,328,000	18,278,851
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.43%), 2.122%, 5/17/21 (Sweden)	52,250,000	52,043,473
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 3.25%, 5/17/21 (Sweden)	35,000,000	35,696,885
State Street Corp. sr. unsec. unsub. notes 2.55%, 8/18/20	12,023,000	12,079,760
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.97%), 2.281%, 1/11/22 (Japan)	25,439,000	25,326,304
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.14%), 2.275%, 10/19/21 (Japan)	52,212,000	52,231,704
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 2.091%, 7/12/22 (Japan)	10,614,000	10,445,637
SunTrust Bank sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 1.146%, 8/2/22	2,527,000	2,494,091
SunTrust Bank sr. unsec. notes Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 1.491%, 10/26/21	39,050,000	38,740,970
SunTrust Bank sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.59%), 2.282%, 5/17/22	36,600,000	36,262,401
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 2.153%, 5/24/21 (Sweden)	53,242,000	53,061,306
Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.36%), 1.359%, 9/8/20 (Sweden)	15,000,000	14,993,532
Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 1.15%), 2.525%, 3/30/21 (Sweden)	23,400,000	23,409,126
Swedbank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.70%), 1.441%, 3/14/22 (Sweden)	9,300,000	9,208,283
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.24%), 1.231%, 1/25/21 (Canada)	28,500,000	28,412,220
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.27%), 1.113%, 3/17/21 (Canada)	5,000,000	4,978,444
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 2.211%, 7/13/21 (Canada)	1,001,000	1,001,416
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, 2.75%, 7/22/22 (Canada)	42,000,000	40,790,190
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 2.387%, 4/7/21 (Canada)	26,000,000	26,071,353
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 1.198%, 6/11/21 (Canada)	38,200,000	38,011,982
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.48%), 0.491%, 1/27/23 (Canada)	38,400,000	36,981,179
Truist Bank sr. unsec. FRN Ser. BKNT, (Secured Overnight Funding Rate + 0.73%), 0.886%, 3/9/23	38,890,000	37,475,601
Truist Bank sr. unsec. notes Ser. BKNT, 2.85%, 4/1/21	4,007,000	4,068,012
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 1.311%, 6/15/20	14,855,000	14,854,844
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.22%), 0.907%, 2/1/21	12,070,000	11,996,298
U.S. Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 1.399%, 12/9/22	47,500,000	46,608,900
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.44%), 2.123%, 5/23/22	45,000,000	44,589,521
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.38%), 2.072%, 11/16/21	10,200,000	10,066,870
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%), 1.986%, 5/21/21	57,880,000	57,602,408
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.32%), 1.311%, 4/26/21	5,000,000	4,989,010
U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.14%), 1.183%, 10/23/20	2,420,000	2,412,036
UBS AG/London 144A sr. unsec. notes 2.45%, 12/1/20 (United Kingdom)	1,358,000	1,365,809
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	9,355,000	9,394,499
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.48%), 2.06%, 12/1/20 (United Kingdom)	31,918,000	31,898,817
UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 1.579%, 6/8/20 (United Kingdom)	33,323,000	33,323,000
US Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.64%), 1.66%, 1/24/22	13,507,000	13,431,621
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.93%), 2.661%, 2/11/22	10,175,000	10,105,708
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.11%), 2.13%, 1/24/23	15,000,000	14,917,800
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.34%), 2.594%, 3/4/21	22,715,000	22,777,492
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.03%), 2.016%, 7/26/21	40,277,000	40,234,567
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.88%), 1.978%, 7/22/20	6,012,000	6,000,343
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, (BBA LIBOR USD 3 Month + 1.01%), 2.009%, 12/7/20	5,772,000	5,783,852
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 2.258%, 5/27/22	5,000,000	4,931,800
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 1.608%, 10/22/21	35,700,000	35,484,729
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.50%), 1.543%, 7/23/21	23,700,000	23,582,182
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.85%), 2.161%, 1/11/22 (Australia)	21,400,000	21,391,068
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.28%), 1.972%, 5/15/20 (Australia)	14,300,000	14,307,649
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.39%), 1.701%, 1/13/23 (Australia)	17,300,000	16,932,375
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.34%), 1.331%, 1/25/21 (Australia)	23,450,000	23,342,610

		4,964,654,779
Basic materials (0.5%)
DuPont de Nemours, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.71%), 2.402%, 11/15/20	29,920,000	29,824,030
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	12,000,000	12,253,086
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	23,960,000	24,001,168
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.25%, 5/15/20	3,525,000	3,525,141

		69,603,425
Capital goods (1.3%)
CNH Industrial Capital, LLC company guaranty sr. unsec. notes 4.375%, 11/6/20	55,985,000	56,275,562
Honeywell International, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.104%, 8/8/22	28,000,000	27,765,342
L3Harris Technologies, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 1.593%, 3/10/23	64,900,000	63,602,876
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.95%, 2/15/21	21,000,000	21,354,060
Otis Worldwide Corp. 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.088%, 4/5/23	22,500,000	21,898,054

		190,895,894
Communication services (2.9%)
American Tower Corp. sr. unsec. notes 2.80%, 6/1/20(R)	52,395,000	52,395,590
American Tower Corp. sr. unsec. unsub. notes 3.30%, 2/15/21(R)	20,566,000	20,804,167
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 2.33%, 6/1/21	48,426,000	48,257,499
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.95%), 2.169%, 7/15/21	74,694,000	74,587,710
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 3.579%, 7/23/20	37,417,000	37,468,261
Comcast Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.33%), 1.763%, 10/1/20	42,517,000	42,540,724
Crown Castle International Corp. sr. unsec. unsub. notes 3.40%, 2/15/21(R)	34,700,000	35,020,297
NBCUniversal Enterprise, Inc. 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 1.833%, 4/1/21	83,500,000	83,506,730
Time Warner Cable, LLC company guaranty sr. unsub. notes 4.125%, 2/15/21	5,585,000	5,615,307
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.233%, 5/22/20	6,800,000	6,804,991
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.741%, 3/16/22	10,300,000	10,313,184

		417,314,460
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 1.351%, 3/16/22 (Netherlands)	37,850,000	37,229,872

		37,229,872
Consumer cyclicals (3.2%)
Amazon.com, Inc. sr. unsec. notes 1.90%, 8/21/20	19,900,000	19,992,464
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.207%, 8/13/21	20,406,000	19,817,164
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 1.721%, 4/12/21	19,000,000	18,675,640
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 2.80%, 6/15/20	55,350,000	55,366,300
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.50%, 10/1/20	19,578,000	19,703,877
Marriott International, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 1.649%, 3/8/21	18,205,000	17,663,692
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 1.765%, 9/28/20	11,900,000	11,639,119
Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 1.701%, 7/13/20	29,800,000	29,527,274
Toyota Motor Credit Corp. sr. unsec. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.40%), 0.41%, 10/23/20	75,500,000	75,056,071
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%), 1.677%, 10/7/21	32,100,000	31,715,816
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.20%), 0.984%, 3/12/21	75,000,000	74,235,709
VF Corp. sr. unsec. notes 2.05%, 4/23/22	22,080,000	22,313,386
Vulcan Materials Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.65%), 2.23%, 3/1/21	35,938,000	35,389,636
Walt Disney Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.25%), 1.83%, 9/1/21	26,000,000	25,864,774
Walt Disney Co. (The) company guaranty sr. unsec. notes 4.50%, 2/15/21	14,500,000	14,869,595

		471,830,517
Consumer finance (2.8%)
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 2.341%, 11/5/21	22,853,000	22,655,048
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 1.09%, 10/30/20	37,100,000	37,053,702
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.62%), 2.315%, 5/20/22	36,700,000	36,273,265
American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.53%), 2.217%, 5/17/21	9,500,000	9,453,102
American Express Co. sr. unsec. unsub. notes 2.20%, 10/30/20	28,319,000	28,438,789
American Express Credit Corp. sr. unsec. unsub. FRN Ser. F, (BBA LIBOR USD 3 Month + 1.05%), 1.791%, 9/14/20	20,900,000	20,905,985
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.37%), 2.104%, 5/10/23	92,350,000	88,398,406
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 2.53%, 6/1/21	36,800,000	34,101,637
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 1.43%, 7/30/21	16,960,000	15,556,471
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 1.48%, 1/30/23	20,250,000	19,146,112
Capital One Financial Corp. sr. unsec. unsub. notes 2.50%, 5/12/20	54,340,000	54,352,637
Capital One Financial Corp. sr. unsec. unsub. notes 2.40%, 10/30/20	17,027,000	17,087,427
International Lease Finance Corp. sr. unsec. unsub. notes 8.25%, 12/15/20	21,000,000	21,123,481

		404,546,062
Consumer staples (1.6%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.26%), 1.816%, 2/1/21	31,025,000	31,108,589
Coca-Cola Co. (The) sr. unsec. unsub. notes 1.875%, 10/27/20	715,000	718,629
Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 1.82%, 10/9/20	14,020,000	13,944,183
Diageo Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.24%), 1.932%, 5/18/20 (United Kingdom)	29,100,000	29,114,689
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.551%, 5/25/21	44,190,000	45,094,055
McDonald's Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.43%), 1.317%, 10/28/21	51,080,000	50,513,268
McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 2.75%, 12/9/20	24,806,000	25,057,183
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	9,000,000	9,079,814
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23	5,325,000	5,420,200
Tyson Foods, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.13%, 6/2/20	1,000,000	1,000,337
Tyson Foods, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.146%, 8/21/20	24,000,000	23,936,952

		234,987,899
Energy (1.0%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/20	43,500,000	44,011,330
BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 1.933%, 11/24/20 (United Kingdom)	41,000,000	40,678,634
Columbia Pipeline Group, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 6/1/20	1,900,000	1,899,686
Phillips 66 company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.60%), 2.247%, 2/26/21	8,500,000	8,332,245
Sabine Pass Liquefaction, LLC sr. notes 5.625%, 2/1/21	8,900,000	8,900,238
Spectra Energy Partners LP company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.70%), 2.014%, 6/5/20	12,930,000	12,901,364
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.218%, 7/12/21 (France)	31,445,000	31,725,060

		148,448,557
Financial (1.9%)
Bank of Nova Scotia (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.42%), 1.411%, 1/25/21 (Canada)	49,100,000	48,924,349
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.64%), 1.639%, 3/7/22 (Canada)	22,345,000	22,148,976
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.39%), 1.701%, 7/14/20 (Canada)	25,518,000	25,524,837
Macquarie Bank Ltd. 144A unsec.sub. notes 6.625%, 4/7/21 (Australia)	7,667,000	7,951,224
Macquarie Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.133%, 11/24/21 (Australia)	33,250,000	32,856,125
Macquarie Bank, Ltd. 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 1.12%), 1.961%, 7/29/20 (Australia)	9,400,000	9,408,839
Macquarie Group Ltd. 144A sr. unsec. notes 6.25%, 1/14/21 (Australia)	5,459,000	5,621,615
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.53%), 3.293%, 2/1/22 (Switzerland)	20,587,000	20,619,171
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.44%), 2.644%, 9/24/20 (Switzerland)	28,900,000	29,026,330
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes (BBA LIBOR USD 3 Month + 1.78%), 3.091%, 4/14/21 (Switzerland)	37,754,000	38,037,155
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)	24,323,000	24,583,139
USAA Capital Corp. 144A sr. unsec. notes 2.00%, 6/1/21	8,300,000	8,430,046
USAA Capital Corp. 144A sr. unsec. notes Ser. MTN, 2.625%, 6/1/21	9,390,000	9,555,093

		282,686,899
Health care (3.8%)
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20	24,300,000	24,308,967
AbbVie, Inc. sr. unsec. unsub. notes 2.30%, 5/14/21	8,200,000	8,278,007
AbbVie, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.46%), 2.153%, 11/19/21	37,000,000	36,699,425
AbbVie, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.046%, 5/21/21	57,800,000	57,488,993
Allergan Sales ,LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/21	6,200,000	6,306,256
Becton Dickinson and Co. sr. unsec. notes 2.404%, 6/5/20	34,880,000	34,874,113
Becton Dickinson and Co. sr. unsec. unsub. notes 3.25%, 11/12/20	3,470,000	3,482,842
Biogen, Inc. sr. unsec. sub. notes 2.90%, 9/15/20	84,068,000	84,325,401
Bristol-Myers Squibb Co. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.072%, 5/16/22	9,300,000	9,252,142
Bristol-Myers Squibb Co. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.20%), 1.892%, 11/16/20	53,250,000	53,235,989
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.875%, 8/15/20	4,200,000	4,221,838
Cigna Corp. 144A company guaranty sr. unsec. unsub. notes 4.125%, 9/15/20	55,000,000	55,556,357
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 1.719%, 3/9/21	10,800,000	10,777,972
CVS Health Corp. sr. unsec. unsub. notes 3.35%, 3/9/21	1,248,000	1,268,339
CVS Health Corp. sr. unsec. unsub. notes 2.80%, 7/20/20	52,500,000	52,608,098
GlaxoSmithKline Capital PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.054%, 5/14/21 (United Kingdom)	23,750,000	23,704,400
UnitedHealth Group, Inc. sr. unsec. unsub.FRN (BBA LIBOR USD 3 Month + 0.26%), 1.001%, 6/15/21	27,450,000	27,219,475
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.44%), 2.135%, 8/20/21	60,480,000	59,923,060
Zoetis, Inc. sr. unsec. unsub. notes 3.45%, 11/13/20	2,800,000	2,828,971

		556,360,645
Insurance (4.8%)
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 1.931%, 7/2/20	28,938,000	28,963,263
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.65%), 1.748%, 1/22/21	48,580,000	48,229,826
AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.46%), 1.676%, 6/25/21	20,134,000	19,916,802
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	8,236,000	8,249,425
American International Group, Inc. sr. unsec. unsub. notes 6.40%, 12/15/20	6,000,000	6,184,806
American International Group, Inc. sr. unsec. unsub. notes 3.375%, 8/15/20	8,879,000	8,929,428
American International Group, Inc. sr. unsec. unsub. notes 3.30%, 3/1/21	6,917,000	7,017,627
Aon Corp. company guaranty sr. unsec. unsub. notes 5.00%, 9/30/20	5,162,000	5,232,427
Jackson National Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.30%), 1.519%, 10/15/20	23,300,000	23,229,185
Jackson National Life Global Funding 144A FRN (Secured Overnight Funding Rate + 0.60%), 0.613%, 1/6/23	46,750,000	44,869,765
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.73%), 1.997%, 6/27/22	33,784,000	32,918,632
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 1.248%, 6/11/21	47,303,000	46,725,572
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.50%, 12/29/20	4,300,000	4,361,374
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	18,600,000	19,014,224
MET Tower Global Funding 144A FRN (Secured Overnight Funding Rate + 0.55%), 0.562%, 1/17/23	13,300,000	12,816,904
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.57%), 0.606%, 1/13/23	31,350,000	30,238,643
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.57%), 0.58%, 9/7/20	37,300,000	37,145,716
Metropolitan Life Global Funding I 144A FRN (Secured Overnight Funding Rate + 0.50%), 0.51%, 5/28/21	19,550,000	19,267,723
Metropolitan Life Global Funding I 144A notes 2.50%, 12/3/20	26,000,000	26,205,475
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	18,500,000	18,931,829
Metropolitan Life Global Funding I 144A sr. FRN (BBA LIBOR USD 3 Month + 0.23%), 1.582%, 1/8/21	11,500,000	11,483,175
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.32%), 2.057%, 8/6/21	12,000,000	11,908,498
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.52%), 1.416%, 6/10/22	47,550,000	47,183,077
New York Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.28%), 1.389%, 1/21/22	42,000,000	41,424,086
New York Life Global Funding 144A sr. notes (BBA LIBOR USD 3 Month + 0.28%), 2.014%, 1/10/23	56,750,000	55,489,766
Principal Life Global Funding II 144A FRN (BBA LIBOR USD 3 Month + 0.30%), 1.532%, 6/26/20	37,200,000	37,212,268
Protective Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.37%), 1.681%, 7/13/20	23,000,000	23,007,196
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	15,041,000	15,534,879

		691,691,591
Investment banking/Brokerage (2.6%)
Charles Schwab Corp. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.016%, 5/21/21	28,500,000	28,268,605
Discover Bank sr. unsec. unsub. notes Ser. BKNT, 3.10%, 6/4/20	76,677,000	76,690,313
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.20%), 1.941%, 9/15/20	16,803,000	16,825,499
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	34,785,000	34,855,017
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. D, 6.00%, 6/15/20	8,919,000	8,966,538
Morgan Stanley sr. unsec. FRN Ser. GMTN, (Secured Overnight Funding Rate + 0.70%), 0.738%, 1/20/23	28,900,000	27,865,800
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.18%), 2.315%, 1/20/22	56,643,000	56,495,785
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.93%), 2.028%, 7/22/22	18,363,000	18,223,427
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.98%), 1.721%, 6/16/20	11,042,000	11,046,860
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.40%), 2.509%, 4/21/21	27,462,000	27,556,944
TD Ameritrade Holding Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 1.117%, 11/1/21	70,400,000	69,761,441

		376,556,229
Technology (1.1%)
Applied Materials, Inc. sr. unsec. unsub. notes 2.625%, 10/1/20	12,018,000	12,083,477
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	4,287,000	4,409,983
Fiserv, Inc. sr. unsec. notes 2.70%, 6/1/20	54,256,000	54,273,685
IBM Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.107%, 5/13/21	46,700,000	46,689,056
IBM Credit, LLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.26%), 1.395%, 1/20/21	44,902,000	44,842,103

		162,298,304
Utilities and power (2.4%)
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. FRN Ser. C, (BBA LIBOR USD 3 Month + 0.40%), 1.616%, 6/25/21	47,100,000	46,576,226
Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 1.98%, 12/1/20	29,500,000	29,261,290
Duke Energy Corp. sr. unsec. unsub. notes (BBA LIBOR USD 3 Month + 0.65%), 1.418%, 3/11/22	23,600,000	23,443,746
Duke Energy Corp. 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 0.50%), 2.204%, 5/14/21	53,295,000	53,128,787
Duke Energy Corp. 144A sr. unsec. notes 2.10%, 6/15/20	28,250,000	28,261,075
Duke Energy Florida, LLC sr. unsec. FRN Ser. A, (BBA LIBOR USD 3 Month + 0.25%), 1.897%, 11/26/21	14,825,000	14,673,647
Entergy Gulf States Louisiana, LLC sr. notes 3.95%, 10/1/20	2,250,000	2,258,935
Exelon Corp. sr. unsec. unsub. notes 2.85%, 6/15/20	3,080,000	3,081,844
Florida Power & Light Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.137%, 5/6/22	19,100,000	18,930,201
IPALCO Enterprises, Inc. sr. unsub. notes 3.45%, 7/15/20	3,652,000	3,664,662
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 5.80%, 3/1/21	510,000	522,877
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 5.30%, 9/15/20	6,661,000	6,712,020
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 1.825%, 9/28/20	22,600,000	22,552,275
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. H, 3.342%, 9/1/20	38,128,000	38,373,729
NV Energy, Inc. sr. unsec. unsub. notes 6.25%, 11/15/20	20,522,000	21,071,976
PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)	2,976,000	3,052,398
Public Service Enterprise Group, Inc. sr. unsec. unsub. notes 2.00%, 11/15/21	22,348,000	22,534,452
Total Capital SA company guaranty sr. unsec. unsub. notes 4.45%, 6/24/20 (France)	3,299,000	3,314,223

		341,414,363

Total corporate bonds and notes (cost $9,423,568,395)		$9,350,519,496

COMMERCIAL PAPER (13.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alexandria Real Estate Equities, Inc.	0.882	5/5/20	$58,500,000	$58,497,156
American Honda Finance Corp.	2.003	5/19/20	18,000,000	17,997,986
Aon Corp.	1.423	5/1/20	47,000,000	46,998,956
Aon Corp.	1.911	8/17/20	19,000,000	18,891,733
Aon Corp.	1.806	6/24/20	20,000,000	19,956,978
Aon Corp.	1.197	5/4/20	23,000,000	22,997,956
AT&T, Inc.	1.455	6/8/20	23,500,000	23,476,196
Baker Hughes Holdings, LLC	1.602	5/29/20	26,000,000	25,989,695
Baker Hughes Holdings, LLC	1.602	5/28/20	18,646,000	18,638,981
Baker Hughes, a GE Co., LLC	1.050	5/4/20	21,750,000	21,749,215
Bemis Co., Inc.	1.100	5/13/20	19,000,000	18,994,559
CNH Industrial Capital, LLC	2.297	10/20/20	23,500,000	23,272,558
DNB Bank ASA (Norway)	1.715	7/22/20	47,000,000	47,026,226
DuPont de Nemours, Inc.	1.404	7/7/20	20,000,000	19,942,578
DuPont de Nemours, Inc.	1.751	5/6/20	19,000,000	18,994,918
E. I. du Pont de Nemours & Co.	1.786	5/6/20	15,000,000	14,995,988
Eastman Chemical Co.	2.001	5/4/20	15,000,000	14,998,667
Eastman Chemical Co.	1.600	5/1/20	7,750,000	7,749,828
Enbridge US, Inc.	1.726	5/5/20	46,000,000	45,994,889
Enbridge US, Inc.	1.352	5/27/20	46,000,000	45,954,460
ENGIE SA (France)	1.786	8/11/20	28,250,000	28,188,168
ENGIE SA (France)	1.749	5/28/20	44,750,000	44,726,611
ENGIE SA (France)	1.791	6/25/20	15,000,000	14,984,297
ETP Legacy LP	2.300	5/1/20	115,000,000	114,991,416
Evergy Kansas Central, Inc.	1.353	6/23/20	25,000,000	24,947,125
Fidelity National Information Services, Inc.	1.502	6/3/20	22,000,000	21,993,517
Fidelity National Information Services, Inc.	1.502	5/21/20	20,000,000	19,993,723
Fidelity National Information Services, Inc.	1.502	5/20/20	34,750,000	34,738,764
Fidelity National Information Services, Inc.	1.426	5/15/20	38,500,000	38,487,167
FMC Corp.	2.355	5/27/20	24,000,000	23,976,240
FMC Corp.	1.900	5/1/20	41,800,000	41,797,039
FMC Corp.	2.807	5/20/20	25,000,000	24,985,875
General Motors Financial Co., Inc.	3.500	5/1/20	115,000,000	114,988,730
GlaxoSmithKline, LLC (United Kingdom)	1.004	9/1/20	25,000,000	24,918,797
Humana, Inc.	2.004	5/28/20	30,000,000	29,984,507
ING (U.S.) Funding LLC	1.785	6/25/20	29,500,000	29,492,206
Interpublic Group of Cos., Inc. (The)	1.150	5/5/20	4,250,000	4,249,528
Interpublic Group of Cos., Inc. (The)	1.100	5/11/20	5,000,000	4,998,778
Interpublic Group of Cos., Inc. (The)	1.101	5/15/20	9,000,000	8,997,000
Interpublic Group of Cos., Inc. (The)	1.000	5/7/20	20,000,000	19,996,889
Interpublic Group of Cos., Inc. (The)	1.020	5/4/20	15,300,000	15,298,640
Keurig Dr Pepper, Inc.	1.101	6/12/20	44,000,000	43,924,951
Macquarie Bank, Ltd. (Australia)	1.765	7/9/20	40,000,000	40,015,956
Marriott International, Inc./MD	1.847	9/4/20	23,500,000	23,160,099
Mid-America Apartments LP	1.200	5/5/20	19,000,000	18,997,889
Mondelez International, Inc.	1.172	6/8/20	10,000,000	9,984,454
Mondelez International, Inc.	1.797	5/13/20	40,000,000	39,988,444
Mondelez International, Inc.	1.776	5/12/20	31,000,000	30,991,733
Mondelez International, Inc.	1.100	5/4/20	19,000,000	18,998,311
National Grid USA	0.642	6/1/20	23,075,000	23,035,642
Nutrien, Ltd. (Canada)	1.703	5/27/20	10,000,000	9,990,100
Nutrien, Ltd. (Canada)	1.702	5/22/20	10,000,000	9,993,259
Nutrien, Ltd. (Canada)	1.401	5/6/20	9,500,000	9,498,654
Nutrien, Ltd. (Canada)	1.100	5/4/20	28,250,000	28,247,332
Nutrien, Ltd. (Canada)	1.701	5/1/20	19,000,000	18,999,551
Puget Sound Energy, Inc.	1.351	5/4/20	5,000,000	4,999,556
Schlumberger Holdings Corp.	3.015	6/12/20	25,000,000	24,909,133
Shell International Finance BV (Netherlands)	2.051	6/26/20	25,000,000	24,957,250
Shell International Finance BV (Netherlands)	2.033	6/5/20	94,000,000	93,946,420
Stanley Black & Decker, Inc.	1.001	5/20/20	28,250,000	28,243,408
Suncor Energy, Inc. (Canada)	1.808	5/19/20	31,800,000	31,783,670
Suncor Energy, Inc. (Canada)	1.808	5/20/20	28,000,000	27,984,180
TransCanada PipeLines, Ltd. (Canada)	1.859	5/6/20	14,000,000	13,998,133
Verizon Communications, Inc.	1.906	6/11/20	25,000,000	24,958,292
Walt Disney Co. (The)	1.923	12/4/20	2,750,000	2,730,983
Walt Disney Co. (The)	1.886	10/1/20	34,000,000	33,827,358
Westpac Banking Corp. (Australia)	1.980	10/19/20	51,500,000	51,500,000
WRKCo., Inc.	1.101	5/8/20	19,000,000	18,996,622
WRKCo., Inc.	1.101	5/11/20	19,000,000	18,995,356

Total commercial paper (cost $1,946,992,998)				$1,947,511,276

MORTGAGE-BACKED SECURITIES (7.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$31,910	$33,970
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	113,685	133,245
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	41,279	47,279
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	11,786	12,825
REMICs Ser. 3611, PO, zero %, 7/15/34	36,312	34,600
Federal National Mortgage Association
REMICs Ser. 08-8, Class PA, 5.00%, 2/25/38	6,585	6,725
REMICs Ser. 09-15, Class MC, 5.00%, 3/25/24	8	8
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	8,151	8,760
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	57,136	58,013
REMICs Ser. 10-155, Class A, 3.50%, 9/25/25	612	612
REMICs Ser. 10-43, Class KG, 3.00%, 1/25/21	440	442
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	47,600	48,504
REMICs FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 0.987%, 8/25/40	516,519	518,918
REMICs FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 0.837%, 8/25/36	239,519	229,886
REMICs FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 0.737%, 10/25/31	504,505	499,593
REMICs Ser. 92-96, Class B, PO, zero %, 5/25/22	82	82
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	12,245	13,536

		1,646,998
Residential mortgage-backed securities (non-agency) (7.3%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 05-R8, Class M2, (1 Month US LIBOR + 0.74%), 1.222%, 10/25/35	2,687,384	2,660,510
FRB Ser. 05-R7, Class M2, (1 Month US LIBOR + 0.50%), 0.987%, 9/25/35	1,609,140	1,589,328
Angel Oak Mortgage Trust I, LLC 144A
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48(WAC)	11,117,903	11,113,539
Ser. 19-4, Class A1, 2.993%, 7/26/49(WAC)	16,293,831	16,293,831
FRB Ser. 17-2, Class A1, 2.478%, 7/25/47(WAC)	3,847,476	3,789,764
Argent Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-W8, Class A2, (1 Month US LIBOR + 0.96%), 1.447%, 5/25/34	1,403,309	1,404,825
Arroyo Mortgage Trust 144A Ser. 19-3, Class A1, zero %, 10/25/48(WAC)	19,097,290	18,946,568
Banc of America Funding Trust 144A FRB Ser. 15-R4, Class 6A1, (1 Month US LIBOR + 0.14%), 1.087%, 8/27/36	1,214,955	1,208,880
Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-TC2, Class M2, (1 Month US LIBOR + 1.01%), 1.492%, 8/25/35	2,845,309	2,811,195
FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 1.487%, 10/25/37	5,432,808	5,007,196
FRB Ser. 05-TC1, Class M1, (1 Month US LIBOR + 0.66%), 1.147%, 5/25/35	866,566	866,566
Bear Stearns Asset Backed Securities Trust FRB Ser. 05-SD1, Class 1M1, (1 Month US LIBOR + 0.75%), 1.237%, 8/25/43	68,104	68,019
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 2.187%, 10/25/27 (Bermuda)	579,026	571,219
FRB Ser. 18-1A, Class M1B, (1 Month US LIBOR + 1.60%), 2.087%, 4/25/28 (Bermuda)	9,444,252	8,957,737
BRAVO Residential Funding Trust 144A
Ser. 19-1, Class A1C, 3.50%, 3/25/58	10,059,411	10,143,056
Ser. 19-NQM2, Class A1, 2.748%, 11/25/59(WAC)	23,691,253	23,357,206
Ser. 19-NQM1, Class A1, 2.666%, 7/25/59(WAC)	15,710,387	15,803,300
Bunker Hill Loan Depositary Trust 144A FRB Ser. 19-1, Class A1, 3.77%, 10/26/48	10,192,456	9,631,871
Carrington Mortgage Loan Trust FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR + 0.24%), 0.727%, 3/25/36	6,052,223	5,228,025
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 1.937%, 10/25/37	2,653,743	2,483,783
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH1, Class M4, (1 Month US LIBOR + 0.75%), 1.237%, 1/25/36	2,584,000	2,504,479
COLT Funding, LLC 144A Ser. 19-4, Class A1, 2.579%, 11/25/49(WAC)	13,559,035	13,395,232
COLT Mortgage Loan Trust 144A
Ser. 18-4, Class A1, 4.006%, 12/28/48(WAC)	5,079,700	5,104,412
FRB Ser. 19-1, Class A1, 3.705%, 3/25/49(WAC)	1,695,300	1,716,375
Ser. 18-2, Class A1, 3.47%, 7/27/48(WAC)	3,974,401	3,994,273
FRB Ser. 20-1, Class A1, 2.488%, 2/25/50(WAC)	16,294,395	16,328,988
Countrywide Alternative Loan Trust FRB Ser. 04-J5, Class M1, (1 Month US LIBOR + 0.90%), 1.387%, 8/25/34	3,658,155	3,621,573
Countrywide Asset-Backed Certificates
FRB Ser. 04-8, Class M1, (1 Month US LIBOR + 1.05%), 1.537%, 1/25/35	7,309	7,299
FRB Ser. 06-BC1, Class M1, (1 Month US LIBOR + 0.35%), 0.837%, 4/25/36	805,108	799,705
Countrywide Asset-Backed Certificates Trust FRB Ser. 05-BC4, Class M6, (1 Month US LIBOR + 1.05%), 1.537%, 8/25/35	935,577	932,115
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 2.24%, 2/25/50(WAC)	10,359,652	9,821,685
CSMC Trust 144A
Ser. 15-2R, Class 7A3, 3.387%, 8/27/36(WAC)	7,919,959	7,797,603
Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	16,410,638	16,366,724
CWABS Asset-Backed Certificates Trust
FRB Ser. 04-10, Class MV3, (1 Month US LIBOR + 1.13%), 1.612%, 12/25/34	7,362,789	7,108,438
FRB Ser. 05-3, Class MV5, (1 Month US LIBOR + 1.01%), 1.492%, 8/25/35	2,015,582	1,967,735
FRB Ser. 05-4, Class MV4, (1 Month US LIBOR + 0.96%), 1.447%, 10/25/35	2,253,247	2,264,513
FRB Ser. 04-AB2, Class M2, (1 Month US LIBOR + 0.86%), 1.342%, 5/25/36	1,573,618	1,573,618
Deephaven Residential Mortgage Trust 144A
Ser. 19-2A, Class A1, 3.558%, 4/25/59(WAC)	9,812,931	9,518,544
Ser. 18-1A, Class A1, 2.976%, 12/25/57(WAC)	8,166,778	8,174,509
Ser. 19-3A, Class A1, 2.964%, 7/25/59(WAC)	7,709,548	7,678,929
Ser. 19-4A, Class A1, 2.791%, 10/25/59(WAC)	6,892,865	6,686,079
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)	861,703	849,553
Ellington Financial Mortgage Trust 144A
Ser. 19-1, Class A1, 2.934%, 6/25/59(WAC)	8,031,628	7,870,995
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	13,375,733	13,187,135
FRB Ser. 18-1, Class AFLA, (1 Month US LIBOR + 0.75%), 1.237%, 10/25/58	7,206,993	7,105,374
Ellington Loan Acquisition Trust 144A FRB Ser. 07-1, Class A2C, (1 Month US LIBOR + 1.25%), 1.737%, 5/25/37	1,163,060	1,127,935
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.72%), 1.207%, 4/25/35	3,261,947	3,260,740
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 5.237%, 10/25/24	6,374,231	5,326,160
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 5.037%, 10/25/24	15,980,102	14,066,900
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.637%, 1/25/25	1,438,332	1,435,659
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.587%, 8/25/24	4,850,058	4,436,401
Structured Agency Credit Risk Debt FRN Ser. 14-DN3, Class M3, (1 Month US LIBOR + 4.00%), 4.487%, 8/25/24	11,536,953	9,121,779
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 4.387%, 12/25/27	4,867,158	4,859,013
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 4.287%, 3/25/29	4,250,000	4,143,923
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 4.287%, 3/25/25	17,550,938	17,283,533
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.737%, 7/25/29	26,590,000	25,260,221
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 3.337%, 4/25/28	13,222,402	13,025,593
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (1 Month US LIBOR + 2.35%), 2.837%, 4/25/30	5,117,248	4,630,917
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 2.687%, 9/25/24	3,699,898	3,692,424
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 2.687%, 2/25/24	3,126,785	2,988,661
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 2.437%, 5/25/25	4,348,310	4,307,536
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class M2, (1 Month US LIBOR + 1.85%), 2.337%, 10/25/27	5,593,227	5,565,261
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M2, (1 Month US LIBOR + 1.35%), 1.837%, 3/25/29	441,110	436,837
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M2, (1 Month US LIBOR + 1.30%), 1.787%, 4/25/29	4,089,127	4,052,796
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M2, (1 Month US LIBOR + 1.30%), 1.787%, 3/25/29	89,998	89,331
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2AS, (1 Month US LIBOR + 1.05%), 1.537%, 12/25/29	29,100,000	27,715,629
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 1.237%, 3/25/30	544,181	538,739
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (1 Month US LIBOR + 0.75%), 1.237%, 3/25/30	13,169,500	12,669,575
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class DNA1, (1 Month US LIBOR + 0.45%), 0.937%, 7/25/30	296,907	296,110
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.737%, 2/25/47	7,157,680	6,893,813
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.487%, 2/25/47	14,000,000	11,200,000
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M1, (1 Month US LIBOR + 0.80%), 1.287%, 12/25/30	541,051	537,579
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%), 1.237%, 10/25/48	245,627	243,868
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M1, (1 Month US LIBOR + 0.75%), 1.237%, 9/25/48	452,984	446,242
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 7.237%, 8/25/28	14,330,445	14,688,706
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.487%, 9/25/28	25,267,088	25,900,291
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.487%, 7/25/25	6,131,187	5,823,877
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 5.037%, 2/25/25	17,903,025	16,837,744
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.737%, 1/25/29	4,065,626	4,123,239
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2A, (1 Month US LIBOR + 4.25%), 4.737%, 1/25/29	5,433,211	5,459,338
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.487%, 5/25/25	8,813,639	8,395,907
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.387%, 7/25/24	7,782,106	6,692,541
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 3.087%, 5/25/24	2,166,150	1,863,158
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M1, (1 Month US LIBOR + 0.95%), 1.437%, 10/25/29	280,693	278,326
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M1, (1 Month US LIBOR + 0.85%), 1.337%, 11/25/29	50,543	50,486
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M1, (1 Month US LIBOR + 0.68%), 1.167%, 10/25/30	309,465	307,549
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1M1, (1 Month US LIBOR + 0.65%), 1.137%, 5/25/30	117,878	117,734
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M1, (1 Month US LIBOR + 0.60%), 1.087%, 7/25/30	2,246,187	2,239,837
First Franklin Mortgage Loan Trust
FRB Ser. 04-FFH4, Class M5, (1 Month US LIBOR + 1.58%), 2.062%, 1/25/35	540,862	543,566
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR + 0.87%), 1.357%, 9/25/34	1,466,379	1,360,959
FRB Ser. 05-FFH3, Class M2, (1 Month US LIBOR + 0.80%), 1.282%, 9/25/35	1,662,763	1,632,522
FRB Ser. 05-FFH4, Class M1, (1 Month US LIBOR + 0.48%), 0.967%, 12/25/35	5,107,503	5,030,890
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR + 0.45%), 0.937%, 11/25/36	889,292	857,443
FWD Securitization Trust 144A
Ser. 19-INV1, Class A1, 2.81%, 6/25/49(WAC)	8,822,404	8,845,439
FRB Ser. 20-INV1, Class A1, 2.28%, 1/25/50(WAC)	7,039,752	6,406,175
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	10,391,027	10,560,642
Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	22,460,581	22,561,296
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	3,602,463	3,516,727
Ser. 19-H1, Class A1, 2.657%, 10/25/59(WAC)	9,796,020	9,658,935
GCAT Trust 144A
Ser. 19-NQM2, Class A1, 2.855%, 9/25/59	21,490,104	21,780,139
Ser. 19-NQM3, Class A1, 2.686%, 11/25/59(WAC)	10,660,680	10,528,053
GCAT, LLC 144A Ser. 19-NQM1, Class A1, 2.985%, 2/25/59	18,935,858	19,216,151
GE-WMC Asset-Backed Pass-Through Certificates FRB Ser. 05-2, Class A1, (1 Month US LIBOR + 0.23%), 0.937%, 12/25/35	1,050,153	1,046,541
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.43%), 0.917%, 6/25/35	5,582,424	5,498,687
FRB Ser. 05-6, Class A3, (1 Month US LIBOR + 0.37%), 0.857%, 6/25/35	262,239	260,928
GSAMP Trust
FRB Ser. 04-AR2, Class M1, (1 Month US LIBOR + 0.84%), 1.327%, 8/25/34	254,946	254,574
FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 0.717%, 10/25/46	1,064,092	1,000,247
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 2.087%, 10/25/28 (Bermuda)	3,355,755	3,193,201
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1, (1 Month US LIBOR + 0.27%), 0.757%, 10/25/35	8,651,238	8,169,860
Homeward Opportunities Fund I Trust 144A
Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	12,037,521	11,976,427
Ser. 19-2, Class A1, 2.702%, 9/25/59(WAC)	14,921,953	14,260,910
JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR + 0.28%), 0.767%, 11/25/36	8,540,000	8,481,715
FRB Ser. 07-CH4, Class A4, (1 Month US LIBOR + 0.16%), 0.647%, 1/25/36	1,977,699	1,950,371
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	5,267,374	5,256,227
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 1.237%, 2/25/34	549,219	509,532
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (1 Month US LIBOR + 0.58%), 1.067%, 12/25/35	1,277,797	1,172,488
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR + 0.75%), 1.237%, 6/25/36	1,043,089	1,029,866
New Century Home Equity Loan Trust
FRB Ser. 05-3, Class M3, (1 Month US LIBOR + 0.77%), 1.252%, 7/25/35	2,694,561	2,627,334
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%), 1.162%, 6/25/35	232,656	232,106
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A1, 2.465%, 9/25/59(WAC)	11,022,012	10,526,021
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	5,647,897	5,511,218
FRB Ser. 18-4A, Class 4A, (1 Month US LIBOR + 0.75%), 1.237%, 1/25/48	7,004,679	6,756,175
Nomura Home Equity Loan, Inc./Home Equity Loan Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR + 0.49%), 0.977%, 5/25/35	1,707,705	1,634,255
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 3.966%, 11/25/47	1,988,037	1,970,736
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%), 1.162%, 4/25/35	152,976	152,766
FRB Ser. 05-3, Class M1, (1 Month US LIBOR + 0.46%), 0.947%, 7/25/35	10,919,459	10,775,997
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-WHQ2, Class M3, (1 Month US LIBOR + 1.04%), 1.522%, 2/25/35	3,848,698	3,753,958
FRB Ser. 05-WCH1, Class M3, (1 Month US LIBOR + 0.84%), 1.327%, 1/25/36	15,662	15,649
Popular ABS Mortgage Pass-Through Trust FRB Ser. 05-A, Class M1, (1 Month US LIBOR + 0.43%), 0.917%, 6/25/35	75,828	75,470
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS1, Class MII1, (1 Month US LIBOR + 0.83%), 1.312%, 1/25/35	367,557	367,981
FRB Ser. 05-RS6, Class M3, (1 Month US LIBOR + 0.80%), 1.282%, 6/25/35	2,521,039	2,498,902
FRB Ser. 05-RS2, Class M4, (1 Month US LIBOR + 0.72%), 1.207%, 2/25/35	3,724,737	3,666,947
Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 1.387%, 11/25/34	5,913,163	5,462,590
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR + 0.80%), 1.282%, 1/25/35	1,041,935	1,014,056
FRB Ser. 05-KS12, Class M1, (1 Month US LIBOR + 0.44%), 0.927%, 1/25/36	486,580	483,990
FRB Ser. 05-KS11, Class M1, (1 Month US LIBOR + 0.40%), 0.887%, 12/25/35	266,006	265,616
FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%), 0.727%, 9/25/36	787,037	755,047
Residential Mortgage Loan Trust 144A Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	15,622,607	15,549,507
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 0.967%, 1/25/36	9,332,144	9,056,411
SG Residential Mortgage Trust 144A
FRB Ser. 18-1, Class A1, 3.425%, 4/27/48(WAC)	2,059,530	2,035,564
Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	2,426,988	2,408,305
Soundview Home Loan Trust FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.33%), 0.817%, 3/25/36	1,494,959	1,474,784
Spruce Hill Mortgage Loan Trust 144A Ser. 19-SH1, Class A1, 3.368%, 4/29/49(WAC)	13,911,777	13,842,218
Starwood Mortgage Residential Trust 144A
FRB Ser. 18-IMC2, Class A1, 4.121%, 10/25/48(WAC)	14,935,246	15,389,875
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48(WAC)	12,276,493	12,280,578
Ser. 19-1, Class A1, 2.868%, 6/25/49(WAC)	24,297,338	24,135,127
Ser. 19-INV1, Class A1, 2.61%, 9/27/49(WAC)	13,022,157	12,778,831
Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%), 1.327%, 8/25/34	1,890,725	1,769,706
FRB Ser. 05-HE3, Class M1, (1 Month US LIBOR + 0.72%), 1.207%, 9/25/35	7,631,473	7,402,414
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR + 0.47%), 0.957%, 7/25/35	476,461	473,050
Structured Asset Investment Loan Trust 144A FRB Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%), 1.207%, 2/25/35	2,377,365	2,311,163
Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 0.747%, 4/25/36	1,672,697	1,622,516
FRB Ser. 06-NC1, Class A4, (1 Month US LIBOR + 0.15%), 0.637%, 5/25/36	110,485	107,585
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (1 Month US LIBOR + 0.66%), 1.147%, 2/25/35	4,240,186	4,131,092
Structured Asset Securities Corp. Mortgage Loan Trust 144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR + 0.30%), 0.787%, 7/25/36	2,116,636	2,088,203
Towd Point HE Trust 144A FRB Ser. 19-HE1, Class A1, (1 Month US LIBOR + 0.90%), 1.387%, 4/25/48	9,550,866	9,181,612
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (1 Month US LIBOR + 1.00%), 1.487%, 5/25/58	1,667,134	1,641,633
FRB Ser. 19-HY1, Class A1, (1 Month US LIBOR + 1.00%), 1.487%, 10/25/48	13,664,210	13,414,675
Verus Securitization Trust 144A
Ser. 2, Class A1, 3.635%, 6/1/58(WAC)	15,025,299	15,096,474
Ser. 19-2, Class A1, 3.211%, 5/25/59(WAC)	19,217,627	19,239,914
Ser. 19-INV2, Class A1, 2.913%, 7/25/59(WAC)	18,128,055	18,048,839
Ser. 19-3, Class A1, 2.784%, 7/25/59	14,155,738	14,159,490
Ser. 19-INV3, Class A1, 2.692%, 11/25/59(WAC)	9,998,867	9,726,399
Ser. 20-1, Class A1, 2.417%, 1/25/60(WAC)	8,417,008	8,508,564
Wells Fargo Home Equity Asset-Backed Securities Trust
FRB Ser. 05-3, Class M6, (1 Month US LIBOR + 1.01%), 1.492%, 11/25/35	1,585,000	1,494,005
FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.89%), 1.372%, 11/25/35	136,161	134,799

		1,065,354,869

Total mortgage-backed securities (cost $1,108,555,914)		$1,067,001,867

CERTIFICATES OF DEPOSIT (6.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Amcor Finance (USA), Inc.	1.352	5/28/20	$38,000,000	$37,959,716
Bank of Montreal/Chicago, IL FRN (Canada)	0.260	3/2/21	29,500,000	29,376,116
BNP Paribas SA/New York, NY FRN (France)	1.243	8/3/20	47,000,000	47,000,000
Canadian Imperial Bank of Commerce/New York, NY FRN	0.440	10/9/20	38,000,000	37,959,169
Canadian Imperial Bank of Commerce/New York, NY FRN	0.400	9/30/20	80,000,000	80,000,000
Canadian Imperial Bank of Commerce/New York, NY FRN	0.260	3/3/21	24,250,000	24,147,627
Cooperatieve Rabobank UA/NY FRN (Netherlands)	1.504	9/24/21	28,500,000	28,245,320
Cooperatieve Rabobank UA/NY FRN (Netherlands)	1.143	6/17/21	32,500,000	32,319,291
Credit Agricole Corporate and Investment Bank/New York FRN (France)	2.116	5/11/20	21,250,000	21,251,670
Credit Suisse AG/New York, NY FRN	0.340	1/15/21	46,000,000	45,834,446
Goldman Sachs Bank USA/New York, NY FRN	0.541	12/10/20	36,000,000	36,000,000
Mizuho Bank, Ltd./New York, NY FRN	1.191	6/8/20	56,500,000	56,500,000
Morgan Stanley Bank, NA	2.100	12/2/21	47,000,000	47,753,927
Natixis SA/New York, NY FRN (France)	0.440	12/11/20	51,250,000	51,250,000
Nordea Bank ABP/New York, NY FRN	2.013	11/19/21	57,000,000	56,281,620
Nordea Bank ABP/New York, NY FRN	2.003	2/12/21	28,000,000	27,976,155
Nordea Bank ABP/New York, NY FRN	1.893	2/12/21	35,000,000	34,940,822
Skandinaviska Enskilda Banken AB/New York, NY FRN	0.918	7/20/20	47,000,000	47,017,711
Standard Chartered Bank/New York FRN	2.017	11/6/20	52,000,000	52,020,969
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.111	11/5/21	38,000,000	37,561,160
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	2.047	5/13/21	28,000,000	27,988,800
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	1.661	7/12/21	27,900,000	27,751,475
Svenska Handelsbanken/New York, NY FRN (Sweden)	1.633	1/6/22	47,000,000	46,426,021
Svenska Handelsbanken/New York, NY FRN (Sweden)	0.790	7/24/20	23,000,000	23,003,077
Swedbank AB/New York FRN	2.003	8/24/20	28,500,000	28,501,756

Total certificates of deposit (cost $987,054,876)				$985,066,848

ASSET-BACKED SECURITIES (6.0%)(a)
	Principal amount	Value
Ally Auto Receivables Trust
Ser. 19-1, Class A2, 2.85%, 3/15/22	$3,584,529	$3,595,881
Ser. 17-2, Class 2, 2.10%, 3/15/22	8,580,000	8,598,093
American Express Credit Account Master Trust Ser. 19-3, Class A, 2.00%, 4/15/25	58,000,000	59,631,998
Bank of The West Auto Trust 144A
Ser. 18-1, Class A3, 3.43%, 12/15/22	14,665,889	14,865,021
Ser. 19-1, Class A3, 2.43%, 4/15/24	18,171,000	18,286,749
Ser. 19-1, Class A2, 2.40%, 10/17/22	2,617,509	2,620,393
Canadian Pacer Auto Receivables Trust 144A Ser. 20-1A, Class A2A, 1.77%, 11/21/22 (Canada)	20,000,000	20,001,936
CarMax Auto Owner Trust
Ser. 18-1, Class A3, 2.48%, 11/15/22	11,826,165	11,899,921
Ser. 19-3, Class A3, 2.18%, 8/15/24	5,300,000	5,373,293
Ser. 20-1, Class A2, 1.87%, 4/17/23	13,500,000	13,577,645
Ser. 16-3, Class 3, 1.60%, 1/18/22	4,656,538	4,660,532
Discover Card Execution Note Trust Ser. 15-A4, Class A4, 2.19%, 4/17/23	15,366,000	15,465,649
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class A, 3.279%, 4/25/29(WAC)	4,356,056	4,358,888
Ford Credit Auto Lease Trust Ser. 19-A, Class A2A, 2.84%, 9/15/21	6,623,386	6,639,428
Ford Credit Auto Owner Trust
Ser. 16-C, Class A4, 1.40%, 2/15/22	16,864,762	16,858,360
FRB Ser. 19-C, Class A2B, (1 Month US LIBOR + 0.19%), 1.004%, 7/15/22	25,000,000	24,903,700
Ford Credit Floorplan Master Owner Trust
Ser. 17-2, Class A1, 2.16%, 9/15/22	33,230,000	32,990,787
Ser. 17-1, Class A1, 2.07%, 5/15/22	28,000,000	27,983,312
GM Financial Automobile Leasing Trust Ser. 20-1, Class A1, 1.635%, 2/22/21	10,122,241	10,143,245
GM Financial Consumer Automobile Receivables Trust
Ser. 18-3, Class A3, 3.02%, 5/16/23	9,162,322	9,310,242
Ser. 18-1, Class A3, 2.32%, 7/18/22	9,712,444	9,766,717
Golden Credit Card Trust 144A
Ser. 18-1A, Class A, 2.62%, 1/15/23	69,002,000	69,557,825
FRB Ser. 19-1A, Class A, (1 Month US LIBOR + 0.45%), 1.264%, 12/15/22	7,355,000	7,245,435
Honda Auto Receivables Owner Trust
Ser. 18-3, Class A3, 2.95%, 8/22/22	8,623,506	8,736,088
Ser. 17-1, Class A4, 2.05%, 6/21/23	12,138,000	12,186,111
Ser. 19-3, Class A2, 1.90%, 4/15/22	16,650,000	16,749,873
Hyundai Auto Receivables Trust
Ser. 17-A, Class A, 2.09%, 4/17/23	7,729,000	7,771,819
Ser. 16-B, Class A4, 1.45%, 11/15/22	10,121,821	10,122,985
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.337%, 11/25/51	13,368,667	13,351,956
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 1.287%, 6/25/52	21,799,000	21,744,503
Mercedes-Benz Auto Receivables Trust Ser. 19-1, Class A3, 1.94%, 3/15/24	34,000,000	34,544,275
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.135%, 10/22/20	24,454,000	24,818,365
Nissan Auto Receivables Owner Trust
Ser. 19-B, Class A3, 2.50%, 11/15/23	25,000,000	25,569,393
Ser. 17-C, Class A3, 2.12%, 4/18/22	7,151,508	7,190,563
Ser. 17-A, Class A4, 2.11%, 5/15/23	22,300,000	22,455,192
Ser. 17-B, Class A4, 1.95%, 10/16/23	18,120,000	18,259,446
Ser. 19-C, Class A3, 1.93%, 7/15/24	20,500,000	20,834,109
RMF Buyout Issuance Trust 144A Ser. 18-1, Class A, 3.436%, 11/25/28(WAC)	1,976,845	1,977,733
Santander Retail Auto Lease Trust 144A Ser. 20-A, Class A1, 1.657%, 2/22/21	6,813,191	6,809,580
Securitized Term Auto Receivables Trust 144A Ser. 18-1A, Class A3, 3.068%, 1/25/22 (Canada)	14,854,665	14,905,675
Station Place Securitization Trust 144A
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 9/24/20	16,329,000	16,329,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 6/24/20	23,683,000	23,683,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 1.32%, 10/24/20	30,965,000	30,965,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.317%, 3/26/21	42,365,000	42,365,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.137%, 8/25/52	18,604,000	18,604,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.227%, 1/25/46	2,075,380	1,956,339
Toyota Auto Receivables Owner Trust
Ser. 19-B, Class A2A, 2.59%, 2/15/22	10,069,460	10,132,636
Ser. 17-C, Class A4, 1.98%, 12/15/22	1,775,000	1,791,509
USAA Auto Owner Trust Ser. 19-1, Class A2, 2.26%, 2/15/22	6,765,502	6,797,518
World Omni Auto Receivables Trust
Ser. 18-C, Class A3, 3.13%, 11/15/23	34,107,000	34,696,625
Ser. 18-A, Class A, 2.50%, 4/17/23	4,359,054	4,393,538
Ser. 16-B, Class A4, 1.48%, 11/15/22	10,855,000	10,895,947

Total asset-backed securities (cost $865,997,157)		$868,972,828

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Federal Farm Credit Banks Funding Corp. unsec. FRB	0.540	11/7/22	$93,000,000	$93,332,194

Total U.S. government agency obligations (cost $93,000,000)				$93,332,194

MUTUAL FUNDS (0.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund 0.64%(AFF)	88,226,819	$88,226,819

Total mutual funds (cost $88,226,819)		$88,226,819

REPURCHASE AGREEMENTS (0.5%)(a)
	Principal amount	Value
Interest in $50,000,000 tri-party term repurchase agreement dated 4/30/20 with BNP Paribas due 6/4/20 - maturity value of $50,093,333 for an effective yield of 0.260% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.058% to 9.500% and due dates ranging from 1/15/21 to 12/15/67, valued at $52,500,380)(IR)(EG) (France)	$50,000,000	$50,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/2020 with RBC Capital Markets, LLC due 6/4/2020 - maturity value of $25,059,063 for an effective yield of 0.290% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.832% to 8.875% and due dates ranging from 9/15/2021 to 7/1/2114, valued at $26,250,212)(IR)(EG) (Canada)	25,000,000	25,000,000

Total repurchase agreements (cost $75,000,000)		$75,000,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 5.00%, 5/1/21	$191	$191
Federal National Mortgage Association Pass-Through Certificates
6.00%, 5/1/23	3,531	3,633
5.50%, 11/1/23	537	543

		4,367

Total U.S. government and agency mortgage obligations (cost $4,596)		$4,367
TOTAL INVESTMENTS

Total investments (cost $14,588,400,755)		$14,475,635,695

	Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through April 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,522,674,655.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/20
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$965,626,495	$877,399,676	$133,755	$88,226,819

	Total Short-term investments	$—	$965,626,495	$877,399,676	$133,755	$88,226,819
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.7%
	Canada	6.3
	United Kingdom	5.7
	France	4.3
	Netherlands	3.3
	Australia	3.3
	Japan	3.0
	Sweden	1.8
	Norway	1.2
	Switzerland	0.8
	Other	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $78,750,591 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$868,972,828	$—
Certificates of deposit	—	985,066,848	—
Commercial paper	—	1,947,511,276	—
Corporate bonds and notes	—	9,350,519,496	—
Mortgage-backed securities	—	1,067,001,867	—
Mutual funds	88,226,819	—	—
Repurchase agreements	—	75,000,000	—
U.S. government agency obligations	—	93,332,194	—
U.S. government and agency mortgage obligations	—	4,367	—

Totals by level	$88,226,819	$14,387,408,876	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com